UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2019

Item 1.

Reports to Stockholders

Fidelity Advisor® Balanced Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2019

% of fund's net assets
Microsoft Corp.	3.0
Apple, Inc.	2.4
Amazon.com, Inc.	1.8
Alphabet, Inc. Class C	1.6
UnitedHealth Group, Inc.	1.2
10.0

Top Five Bond Issuers as of February 28, 2019

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	10.1
Fannie Mae	3.8
Freddie Mac	2.1
Ginnie Mae	2.0
Morgan Stanley	0.5
18.5

Top Five Market Sectors as of February 28, 2019

% of fund's net assets
Financials	13.4
Information Technology	12.9
Health Care	10.6
Communication Services	8.1
Industrials	7.3

Asset Allocation (% of fund's net assets)

As of February 28, 2019*,**
Stocks and Equity Futures	65.7%
Bonds	31.9%
Other Investments	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 8.3%

 ** Futures and Swaps - 0.1%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	882,329	$27,458
CenturyLink, Inc.	96,300	1,270
		28,728
Entertainment - 1.3%
Activision Blizzard, Inc.	183,400	7,728
Electronic Arts, Inc. (a)	87,600	8,390
Netflix, Inc. (a)	42,577	15,247
Take-Two Interactive Software, Inc. (a)	22,100	1,928
The Walt Disney Co.	97,600	11,013
		44,306
Interactive Media & Services - 3.5%
Alphabet, Inc.:
Class A (a)	15,320	17,259
Class C (a)	50,999	57,115
ANGI Homeservices, Inc. Class A (a)	190,020	3,120
Facebook, Inc. Class A (a)	240,913	38,895
Momo, Inc. ADR (a)	110,300	3,659
Tencent Holdings Ltd.	33,700	1,443
Twitter, Inc. (a)	71,600	2,204
		123,695
Media - 0.7%
Charter Communications, Inc. Class A (a)	3,300	1,138
Comcast Corp. Class A	513,400	19,853
Liberty Broadband Corp. Class A (a)	20,900	1,867
MDC Partners, Inc. Class A (a)	207,793	690
MultiChoice Group Ltd.	2,100	16
Naspers Ltd. Class N	2,100	454
		24,018
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	185,572	13,400

TOTAL COMMUNICATION SERVICES		234,147

CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.1%
Aptiv PLC	55,900	4,646
Distributors - 0.1%
LKQ Corp. (a)	97,100	2,690
Diversified Consumer Services - 0.0%
Arco Platform Ltd. Class A	50,700	1,223
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	84,700	2,566
Cedar Fair LP (depositary unit)	56,500	2,995
Compass Group PLC	296,100	6,539
Dunkin' Brands Group, Inc.	35,500	2,536
Marriott International, Inc. Class A	57,101	7,153
McDonald's Corp.	106,800	19,634
Sea Ltd. ADR (a)(b)	369,100	7,936
Starbucks Corp.	85,200	5,986
U.S. Foods Holding Corp. (a)	179,400	6,322
Wyndham Destinations, Inc.	51,797	2,332
Wyndham Hotels & Resorts, Inc.	67,397	3,543
		67,542
Household Durables - 0.2%
Lennar Corp. Class A	124,300	5,964
Internet & Direct Marketing Retail - 2.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	28,800	5,271
Amazon.com, Inc. (a)	37,985	62,289
The Booking Holdings, Inc. (a)	4,000	6,788
		74,348
Leisure Products - 0.1%
Mattel, Inc. (a)(b)	131,582	1,897
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	71,900	6,926
Specialty Retail - 1.5%
Home Depot, Inc.	121,709	22,533
Lowe's Companies, Inc.	96,900	10,183
O'Reilly Automotive, Inc. (a)	12,709	4,727
TJX Companies, Inc.	239,630	12,291
Ulta Beauty, Inc. (a)	9,300	2,906
		52,640
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	88,464	7,584
Prada SpA	361,100	1,157
PVH Corp.	15,600	1,792
Tapestry, Inc.	92,100	3,218
		13,751

TOTAL CONSUMER DISCRETIONARY		231,627

CONSUMER STAPLES - 4.0%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	34,300	5,802
Keurig Dr. Pepper, Inc.	55,500	1,396
Monster Beverage Corp. (a)	82,375	5,258
PepsiCo, Inc.	50,800	5,875
The Coca-Cola Co.	434,299	19,691
		38,022
Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	13,300	2,909
Kroger Co.	27,600	810
Sysco Corp.	56,900	3,844
Walgreens Boots Alliance, Inc.	33,400	2,378
Walmart, Inc.	53,300	5,276
		15,217
Food Products - 0.6%
Bunge Ltd.	42,400	2,251
Conagra Brands, Inc.	88,100	2,059
Mondelez International, Inc.	264,300	12,464
The Kraft Heinz Co.	78,609	2,609
The Simply Good Foods Co. (a)	49,325	1,009
		20,392
Household Products - 0.9%
Colgate-Palmolive Co.	150,399	9,907
Procter & Gamble Co.	203,000	20,006
		29,913
Personal Products - 0.3%
Coty, Inc. Class A	233,816	2,572
Edgewell Personal Care Co. (a)	33,100	1,468
Estee Lauder Companies, Inc. Class A	25,013	3,926
Unilever NV (Certificaten Van Aandelen) (Bearer)	44,400	2,405
		10,371
Tobacco - 0.7%
Altria Group, Inc.	172,092	9,019
British American Tobacco PLC sponsored ADR	48,073	1,766
Philip Morris International, Inc.	161,281	14,022
		24,807

TOTAL CONSUMER STAPLES		138,722

ENERGY - 3.3%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	154,100	4,065
Hess Midstream Partners LP	43,500	995
Liberty Oilfield Services, Inc. Class A	67,000	1,097
NCS Multistage Holdings, Inc. (a)	167,100	921
Oceaneering International, Inc. (a)	50,529	781
Schlumberger Ltd.	46,500	2,049
		9,908
Oil, Gas & Consumable Fuels - 3.0%
Anadarko Petroleum Corp.	154,411	6,717
Black Stone Minerals LP	80,700	1,440
BP PLC sponsored ADR	81,667	3,483
Cabot Oil & Gas Corp.	107,115	2,637
Centennial Resource Development, Inc. Class A (a)	74,200	673
Chevron Corp.	70,876	8,475
ConocoPhillips Co.	48,400	3,284
Devon Energy Corp.	261,200	7,708
Diamondback Energy, Inc.	14,400	1,482
EOG Resources, Inc.	120,900	11,365
Exxon Mobil Corp.	150,491	11,893
HollyFrontier Corp.	52,000	2,662
Magnolia Oil & Gas Corp.	83,000	1,021
Magnolia Oil & Gas Corp. Class A (a)	126,300	1,553
Noble Energy, Inc.	195,400	4,328
Parsley Energy, Inc. Class A (a)	116,400	2,111
Phillips 66 Co.	86,474	8,333
Pioneer Natural Resources Co.	38,100	5,370
PrairieSky Royalty Ltd.	91,500	1,333
Reliance Industries Ltd.	279,886	4,864
Suncor Energy, Inc.	204,455	7,047
Targa Resources Corp.	33,700	1,356
Valero Energy Corp.	67,700	5,522
Viper Energy Partners LP	17,900	589
Whiting Petroleum Corp. (a)	44,500	1,084
		106,330

TOTAL ENERGY		116,238

FINANCIALS - 8.8%
Banks - 3.6%
Bank of America Corp.	1,058,691	30,787
Citigroup, Inc.	321,330	20,559
First Horizon National Corp.	371,200	5,802
Huntington Bancshares, Inc.	1,137,445	16,391
KB Financial Group, Inc.	13,500	532
KeyCorp	464,900	8,210
M&T Bank Corp.	27,500	4,759
PNC Financial Services Group, Inc.	45,100	5,684
Signature Bank	34,000	4,616
SunTrust Banks, Inc.	71,400	4,632
Wells Fargo & Co.	474,200	23,658
		125,630
Capital Markets - 1.4%
Bank of New York Mellon Corp.	155,900	8,182
Cboe Global Markets, Inc.	74,972	7,191
E*TRADE Financial Corp.	303,521	14,869
Goldman Sachs Group, Inc.	16,300	3,206
Morgan Stanley	92,700	3,892
Oaktree Capital Group LLC Class A	57,200	2,424
State Street Corp.	28,200	2,027
TD Ameritrade Holding Corp.	67,600	3,808
Virtu Financial, Inc. Class A	122,400	3,077
		48,676
Consumer Finance - 1.8%
360 Finance, Inc. ADR (b)	62,400	1,058
American Express Co.	64,100	6,906
Capital One Financial Corp.	350,909	29,329
LexinFintech Holdings Ltd. ADR (a)	178,000	2,074
OneMain Holdings, Inc.	337,200	11,128
PPDAI Group, Inc. ADR (a)	192,100	926
SLM Corp.	529,457	5,850
Synchrony Financial	141,300	4,608
		61,879
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc.:
Class A (a)	10	3,022
Class B (a)	33,000	6,643
Kimbell Royalty Partners LP	87,500	1,531
		11,196
Insurance - 1.7%
American International Group, Inc.	274,100	11,841
Hartford Financial Services Group, Inc.	68,000	3,356
Marsh & McLennan Companies, Inc.	99,853	9,288
MetLife, Inc.	310,200	14,018
RSA Insurance Group PLC	191,800	1,300
The Travelers Companies, Inc.	46,700	6,207
Willis Group Holdings PLC	72,100	12,403
		58,413

TOTAL FINANCIALS		305,794

HEALTH CARE - 9.7%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	99,264	13,433
Amgen, Inc.	99,379	18,890
Biogen, Inc. (a)	27,575	9,045
Global Blood Therapeutics, Inc. (a)	33,829	1,776
Immunomedics, Inc. (a)	65,700	1,035
Sarepta Therapeutics, Inc. (a)	30,300	4,370
Vertex Pharmaceuticals, Inc. (a)	79,400	14,987
		63,536
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	301,800	23,426
Baxter International, Inc.	153,600	11,479
Becton, Dickinson & Co.	84,800	21,097
Boston Scientific Corp. (a)	672,855	26,995
Danaher Corp.	16,400	2,083
Hologic, Inc. (a)	98,500	4,644
Intuitive Surgical, Inc. (a)	25,900	14,183
Wright Medical Group NV (a)	148,346	4,645
		108,552
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	61,100	5,090
DaVita HealthCare Partners, Inc. (a)	93,400	5,314
Elanco Animal Health, Inc. (b)	94,700	2,864
HCA Holdings, Inc.	89,200	12,402
Humana, Inc.	49,100	13,995
Molina Healthcare, Inc. (a)	73,900	9,949
UnitedHealth Group, Inc.	167,594	40,595
		90,209
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	76,690	19,906
Pharmaceuticals - 1.6%
Allergan PLC	41,219	5,676
AstraZeneca PLC sponsored ADR	408,600	16,990
Bristol-Myers Squibb Co.	289,894	14,976
Nektar Therapeutics (a)	3,200	130
Roche Holding AG (participation certificate)	66,855	18,554
		56,326

TOTAL HEALTH CARE		338,529

INDUSTRIALS - 7.1%
Aerospace & Defense - 1.3%
General Dynamics Corp.	22,600	3,847
Northrop Grumman Corp.	25,217	7,312
Raytheon Co.	13,640	2,544
The Boeing Co.	31,390	13,810
United Technologies Corp.	149,127	18,741
		46,254
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	149,295	16,452
Airlines - 0.3%
American Airlines Group, Inc.	313,895	11,184
Building Products - 0.2%
Allegion PLC	58,740	5,284
USG Corp.	47,037	2,028
		7,312
Commercial Services & Supplies - 0.0%
Stericycle, Inc. (a)	24,900	1,110
Construction & Engineering - 0.5%
AECOM (a)	566,444	17,537
Jacobs Engineering Group, Inc.	11,800	871
		18,408
Electrical Equipment - 1.0%
Sensata Technologies, Inc. PLC (a)	268,302	13,611
Sunrun, Inc. (a)(b)	1,070,661	16,606
Vivint Solar, Inc. (a)	1,069,977	5,596
		35,813
Industrial Conglomerates - 0.6%
3M Co.	10,320	2,140
General Electric Co.	1,029,600	10,698
Honeywell International, Inc.	46,670	7,190
		20,028
Machinery - 0.4%
Minebea Mitsumi, Inc.	250,700	4,035
WABCO Holdings, Inc. (a)	61,700	8,486
Wabtec Corp.	5,529	405
		12,926
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	6,812	9,165
Professional Services - 0.4%
Nielsen Holdings PLC	387,320	10,148
WageWorks, Inc. (a)	136,000	4,474
		14,622
Road & Rail - 1.0%
CSX Corp.	178,659	12,983
Norfolk Southern Corp.	91,190	16,350
Union Pacific Corp.	21,800	3,656
		32,989
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	425,127	18,285
Univar, Inc. (a)	32,700	739
		19,024

TOTAL INDUSTRIALS		245,287

INFORMATION TECHNOLOGY - 12.7%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. (a)	193,600	2,041
Jabil, Inc.	25,600	727
TE Connectivity Ltd.	17,300	1,420
		4,188
IT Services - 1.4%
Akamai Technologies, Inc. (a)	3,400	237
Alliance Data Systems Corp.	93,300	16,141
Cognizant Technology Solutions Corp. Class A	87,000	6,175
DXC Technology Co.	40,247	2,651
FleetCor Technologies, Inc. (a)	8,300	1,936
GoDaddy, Inc. (a)	28,500	2,128
Leidos Holdings, Inc.	16,200	1,046
Liveramp Holdings, Inc. (a)	4,500	242
MasterCard, Inc. Class A	6,800	1,528
MongoDB, Inc. Class A (a)(b)	23,258	2,362
PayPal Holdings, Inc. (a)	82,500	8,091
Shopify, Inc. Class A (a)	17,700	3,353
		45,890
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	26,700	2,856
Applied Materials, Inc.	215,800	8,274
Broadcom, Inc.	32,600	8,977
Intel Corp.	217,500	11,519
Lam Research Corp.	73,600	12,960
MACOM Technology Solutions Holdings, Inc. (a)	393,280	7,508
Marvell Technology Group Ltd.	268,800	5,363
Microchip Technology, Inc.	17,200	1,494
Micron Technology, Inc. (a)	210,287	8,597
NVIDIA Corp.	88,400	13,637
NXP Semiconductors NV	86,900	7,936
ON Semiconductor Corp. (a)	671,336	14,420
Qualcomm, Inc.	210,115	11,218
		114,759
Software - 5.5%
2U, Inc. (a)	39,100	2,882
Adobe, Inc. (a)	52,354	13,743
Autodesk, Inc. (a)	99,041	16,145
Avast PLC (c)	787,800	3,224
Box, Inc. Class A (a)	8,700	176
Cardlytics, Inc. (a)	48,800	860
Citrix Systems, Inc.	34,100	3,598
Cloudera, Inc. (a)	365,420	5,324
Kingsoft Corp. Ltd.	1,984,000	3,857
Microsoft Corp.	925,900	103,714
Nuance Communications, Inc. (a)	77,180	1,294
Nutanix, Inc. Class A (a)	22,900	1,147
Oracle Corp.	51,700	2,695
Parametric Technology Corp. (a)	32,600	3,026
Salesforce.com, Inc. (a)	96,389	15,774
Sophos Group PLC (c)	371,900	1,617
SS&C Technologies Holdings, Inc.	5,800	357
SurveyMonkey	184,700	2,802
Symantec Corp.	10,600	238
Talend SA ADR (a)	113,700	5,446
Totvs SA	72,900	707
Varonis Systems, Inc. (a)	38,700	2,204
Zuora, Inc.	19,000	451
		191,281
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	483,805	83,771

TOTAL INFORMATION TECHNOLOGY		439,889

MATERIALS - 1.8%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	30,400	5,508
DowDuPont, Inc.	338,517	18,019
Element Solutions, Inc. (a)	126,800	1,428
International Flavors & Fragrances, Inc.	9,900	1,262
LG Chemical Ltd.	6,000	2,082
Linde PLC	43,318	7,504
LyondellBasell Industries NV Class A	11,703	1,001
Olin Corp.	176,400	4,562
Sherwin-Williams Co.	800	347
The Chemours Co. LLC	198,100	7,534
Tronox Ltd. Class A	141,900	1,679
Westlake Chemical Corp.	7,055	493
		51,419
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	7,800	1,465
Vulcan Materials Co.	19,000	2,118
		3,583
Containers & Packaging - 0.1%
Avery Dennison Corp.	8,500	918
Crown Holdings, Inc. (a)	33,900	1,840
		2,758
Metals & Mining - 0.1%
Antofagasta PLC	125,400	1,558
Freeport-McMoRan, Inc.	23,300	301
Livent Corp. (b)	53,800	689
Newmont Mining Corp.	58,600	1,999
		4,547

TOTAL MATERIALS		62,307

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	72,800	12,824
Ant International Co. Ltd. Class C (d)(e)	463,804	2,936
Boston Properties, Inc.	32,800	4,352
CorePoint Lodging, Inc.	75,200	1,051
Corporate Office Properties Trust (SBI)	87,000	2,261
Crown Castle International Corp.	19,100	2,268
Equinix, Inc.	11,200	4,743
Equity Lifestyle Properties, Inc.	15,300	1,662
Essex Property Trust, Inc.	12,400	3,470
Front Yard Residential Corp. Class B	232,210	2,584
Outfront Media, Inc.	73,412	1,647
Prologis, Inc.	76,300	5,346
Public Storage	19,500	4,124
Simon Property Group, Inc.	12,100	2,192
Spirit Realty Capital, Inc.	12,960	501
Store Capital Corp.	44,800	1,455
The Macerich Co.	45,900	2,001
VEREIT, Inc.	80,600	642
Welltower, Inc.	62,800	4,667
		60,726
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC	78,300	1,435
VICI Properties, Inc.	46,400	989
		2,424

TOTAL REAL ESTATE		63,150

UTILITIES - 1.9%
Electric Utilities - 1.2%
Duke Energy Corp.	19,100	1,713
Edison International	60,300	3,611
Entergy Corp.	26,500	2,473
Evergy, Inc.	29,665	1,659
Exelon Corp.	201,500	9,791
FirstEnergy Corp.	131,800	5,371
NextEra Energy, Inc.	57,200	10,738
PPL Corp.	169,400	5,450
Southern Co.	33,100	1,645
		42,451
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	47,700	1,988
The AES Corp.	92,849	1,600
		3,588
Multi-Utilities - 0.6%
Dominion Resources, Inc.	130,045	9,635
Public Service Enterprise Group, Inc.	89,300	5,252
Sempra Energy	47,224	5,688
		20,575

TOTAL UTILITIES		66,614

TOTAL COMMON STOCKS
(Cost $1,840,958)		2,242,304
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 9.8%
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.45% 6/30/20	380	377
3.6% 2/17/23	918	924
4.45% 4/1/24	79	82
4.5% 3/9/48	3,750	3,357
Verizon Communications, Inc.:
2.625% 2/21/20	362	361
3.85% 11/1/42	198	178
4.522% 9/15/48	1,055	1,035
4.862% 8/21/46	563	579
5.012% 4/15/49	441	462
5.012% 8/21/54	2,216	2,276
5.5% 3/16/47	1,053	1,171
		10,802
Entertainment - 0.1%
AOL Time Warner, Inc. 2.95% 7/15/26	2,000	1,857
NBCUniversal, Inc.:
4.45% 1/15/43	333	330
5.95% 4/1/41	233	275
		2,462
Media - 0.5%
21st Century Fox America, Inc. 7.75% 12/1/45	621	915
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	707	725
4.908% 7/23/25	475	492
5.375% 5/1/47	3,561	3,376
5.75% 4/1/48	1,016	1,017
6.484% 10/23/45	250	269
Comcast Corp.:
3.9% 3/1/38	183	173
3.969% 11/1/47	581	539
3.999% 11/1/49	657	610
4% 3/1/48	326	305
4.6% 8/15/45	471	476
4.65% 7/15/42	420	427
Fox Corp.:
3.666% 1/25/22 (c)	143	145
4.03% 1/25/24 (c)	251	256
4.709% 1/25/29 (c)	364	377
5.476% 1/25/39 (c)	359	376
5.576% 1/25/49 (c)	238	251
Time Warner Cable, Inc.:
4% 9/1/21	630	636
4.5% 9/15/42	212	178
5.5% 9/1/41	206	195
5.875% 11/15/40	500	496
6.55% 5/1/37	2,919	3,095
7.3% 7/1/38	725	818
8.25% 4/1/19	700	703
		16,850

TOTAL COMMUNICATION SERVICES		30,114

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Financial Co., Inc.:
3.15% 1/15/20	1,508	1,508
3.45% 4/10/22	1,250	1,241
3.5% 7/10/19	400	401
4% 1/15/25	494	474
4.2% 3/1/21	795	804
4.25% 5/15/23	200	201
		4,629
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	249	259

TOTAL CONSUMER DISCRETIONARY		4,888

CONSUMER STAPLES - 0.8%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	1,436	1,390
4.9% 2/1/46	1,642	1,580
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	944	857
5.45% 1/23/39	930	976
5.55% 1/23/49	2,124	2,231
5.8% 1/23/59 (Reg. S)	2,253	2,403
Molson Coors Brewing Co. 5% 5/1/42	3,080	2,915
		12,352
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	245	245
3.3% 11/18/21	291	293
		538
Tobacco - 0.5%
Altria Group, Inc.:
3.875% 9/16/46	1,290	978
4% 1/31/24	212	214
4.25% 8/9/42	1,094	884
4.4% 2/14/26	477	481
4.5% 5/2/43	735	608
4.8% 2/14/29	620	619
5.375% 1/31/44	1,328	1,236
5.95% 2/14/49	700	698
BAT Capital Corp. 4.54% 8/15/47	4,200	3,407
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (c)	589	590
4.25% 7/21/25 (c)	3,339	3,335
Reynolds American, Inc.:
3.25% 6/12/20	115	115
4% 6/12/22	395	400
4.45% 6/12/25	287	289
5.7% 8/15/35	149	147
5.85% 8/15/45	1,140	1,086
6.15% 9/15/43	500	493
7.25% 6/15/37	409	447
		16,027

TOTAL CONSUMER STAPLES		28,917

ENERGY - 1.5%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	494	513
6.5% 4/1/20	92	95
Halliburton Co.:
3.8% 11/15/25	348	350
4.85% 11/15/35	304	308
Noble Holding International Ltd.:
7.95% 4/1/25 (f)	260	228
8.95% 4/1/45 (f)	251	206
		1,700
Oil, Gas & Consumable Fuels - 1.5%
Alberta Energy Co. Ltd. 8.125% 9/15/30	887	1,090
Amerada Hess Corp.:
7.3% 8/15/31	269	306
7.875% 10/1/29	376	441
Anadarko Finance Co. 7.5% 5/1/31	1,154	1,397
Anadarko Petroleum Corp.:
4.85% 3/15/21	900	925
5.55% 3/15/26	1,255	1,341
6.45% 9/15/36	843	949
6.6% 3/15/46	886	1,048
Canadian Natural Resources Ltd.:
3.8% 4/15/24	619	621
5.85% 2/1/35	353	386
Cenovus Energy, Inc. 4.25% 4/15/27	2,818	2,684
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	536	537
4.5% 6/1/25	164	168
DCP Midstream LLC:
4.75% 9/30/21 (c)	364	370
5.35% 3/15/20 (c)	1,027	1,045
DCP Midstream Operating LP:
3.875% 3/15/23	164	163
5.6% 4/1/44	146	135
Duke Energy Field Services 6.45% 11/3/36 (c)	375	378
Empresa Nacional de Petroleo 4.375% 10/30/24 (c)	350	356
Enable Midstream Partners LP:
2.4% 5/15/19 (f)	114	114
3.9% 5/15/24 (f)	121	118
Enbridge Energy Partners LP:
4.2% 9/15/21	438	446
4.375% 10/15/20	411	418
Enbridge, Inc. 4.25% 12/1/26	248	253
Energy Transfer Partners LP:
4.2% 9/15/23	196	200
4.5% 4/15/24	250	257
4.95% 6/15/28	670	683
5.25% 4/15/29	407	426
5.8% 6/15/38	373	381
6% 6/15/48	243	252
6.25% 4/15/49	634	680
EnLink Midstream Partners LP 2.7% 4/1/19	572	572
Enterprise Products Operating LP:
2.55% 10/15/19	85	85
3.7% 2/15/26	600	601
3.75% 2/15/25	285	289
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	299	301
6.55% 9/15/40	67	77
Kinder Morgan, Inc.:
5% 2/15/21 (c)	376	387
5.55% 6/1/45	483	507
Marathon Petroleum Corp. 5.125% 3/1/21	215	222
MPLX LP:
4.5% 7/15/23	342	353
4.8% 2/15/29	216	221
4.875% 12/1/24	448	468
5.5% 2/15/49	648	664
Nakilat, Inc. 6.067% 12/31/33 (c)	279	313
Petrobras Global Finance BV:
4.375% 5/20/23	596	598
7.25% 3/17/44	2,755	2,944
Petroleos Mexicanos:
3.5% 1/30/23	285	265
4.5% 1/23/26	1,314	1,173
4.625% 9/21/23	1,040	996
4.875% 1/24/22	237	235
4.875% 1/18/24	410	392
5.35% 2/12/28	3,500	3,124
5.375% 3/13/22	385	386
5.5% 1/21/21	369	374
5.5% 6/27/44	207	161
5.625% 1/23/46	1,649	1,290
6% 3/5/20	112	114
6.35% 2/12/48	2,975	2,468
6.375% 1/23/45	2,366	1,987
6.5% 3/13/27	720	695
6.5% 6/2/41	661	575
6.75% 9/21/47	1,173	1,017
6.875% 8/4/26	700	699
8% 5/3/19	204	206
Phillips 66 Co. 4.3% 4/1/22	338	350
Phillips 66 Partners LP 2.646% 2/15/20	42	42
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	243	242
Southwestern Energy Co. 6.2% 1/23/25 (f)	324	321
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	270	260
The Williams Companies, Inc.:
3.7% 1/15/23	116	116
4.55% 6/24/24	1,308	1,347
Western Gas Partners LP:
4.5% 3/1/28	500	484
4.65% 7/1/26	1,466	1,455
4.75% 8/15/28	206	203
5.375% 6/1/21	724	746
Williams Partners LP:
3.6% 3/15/22	516	519
3.9% 1/15/25	178	178
4% 11/15/21	236	240
4.3% 3/4/24	868	888
4.5% 11/15/23	257	265
		50,983

TOTAL ENERGY		52,683

FINANCIALS - 4.3%
Banks - 2.0%
Bank of America Corp.:
3.004% 12/20/23 (f)	3,745	3,696
3.3% 1/11/23	1,500	1,504
3.419% 12/20/28 (f)	758	731
3.5% 4/19/26	739	732
3.705% 4/24/28 (f)	996	982
3.864% 7/23/24 (f)	94	96
3.95% 4/21/25	493	493
4.2% 8/26/24	3,362	3,426
4.25% 10/22/26	418	420
4.271% 7/23/29 (f)	2,000	2,053
4.45% 3/3/26	296	301
Barclays PLC:
2.75% 11/8/19	356	355
3.25% 1/12/21	650	646
4.375% 1/12/26	883	876
5.2% 5/12/26	1,316	1,324
Citigroup, Inc.:
2.7% 10/27/22	2,728	2,679
3.875% 3/26/25	3,000	2,981
4.05% 7/30/22	151	154
4.3% 11/20/26	1,288	1,290
4.45% 9/29/27	4,500	4,516
5.5% 9/13/25	734	793
Citizens Bank NA 2.55% 5/13/21	250	247
Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	216	217
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	556	554
3.75% 3/26/25	1,750	1,729
3.8% 9/15/22	930	935
3.8% 6/9/23	1,257	1,257
4.55% 4/17/26	250	256
Discover Bank 4.2% 8/8/23	259	265
Fifth Third Bancorp:
2.875% 7/27/20	4,000	3,994
8.25% 3/1/38	94	129
HSBC Holdings PLC 4.25% 3/14/24	200	203
Huntington Bancshares, Inc. 7% 12/15/20	97	103
Huntington National Bank 2.4% 4/1/20	4,000	3,977
Intesa Sanpaolo SpA:
5.017% 6/26/24 (c)	617	572
5.71% 1/15/26 (c)	1,411	1,321
JPMorgan Chase & Co.:
2.95% 10/1/26	1,486	1,417
3.797% 7/23/24 (f)	1,893	1,920
3.875% 9/10/24	2,768	2,800
4.125% 12/15/26	2,610	2,641
4.203% 7/23/29 (f)	3,000	3,075
4.452% 12/5/29 (f)	1,000	1,047
Rabobank Nederland 4.375% 8/4/25	955	966
Regions Bank 6.45% 6/26/37	652	775
Regions Financial Corp. 3.2% 2/8/21	415	416
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,144	3,187
6% 12/19/23	1,192	1,253
6.1% 6/10/23	1,558	1,634
6.125% 12/15/22	2,124	2,241
Synchrony Bank 3% 6/15/22	667	647
UniCredit SpA 6.572% 1/14/22 (c)	1,103	1,131
		70,957
Capital Markets - 1.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	641	620
4.25% 2/15/24	466	479
Credit Suisse Group AG 3.869% 1/12/29 (c)(f)	2,116	2,036
Deutsche Bank AG 4.5% 4/1/25	1,821	1,695
Deutsche Bank AG New York Branch:
3.15% 1/22/21	995	972
3.3% 11/16/22	1,360	1,284
5% 2/14/22	1,815	1,826
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (f)	5,456	5,374
3.2% 2/23/23	2,200	2,181
3.691% 6/5/28 (f)	2,000	1,937
4.25% 10/21/25	432	434
4.411% 4/23/39 (f)	3,000	2,912
6.75% 10/1/37	2,375	2,825
IntercontinentalExchange, Inc. 2.75% 12/1/20	230	229
Lazard Group LLC 4.25% 11/14/20	125	127
Moody's Corp.:
3.25% 1/15/28	353	337
4.875% 2/15/24	331	350
Morgan Stanley:
3.125% 1/23/23	5,700	5,654
3.125% 7/27/26	4,572	4,362
3.7% 10/23/24	342	343
3.737% 4/24/24 (f)	1,600	1,614
3.772% 1/24/29 (f)	2,500	2,461
4.35% 9/8/26	821	824
4.431% 1/23/30 (f)	876	904
4.875% 11/1/22	687	719
5% 11/24/25	2,774	2,916
5.75% 1/25/21	268	281
Peachtree Corners Funding Trust 3.976% 2/15/25 (c)	500	497
UBS AG Stamford Branch 2.35% 3/26/20	300	298
UBS Group Funding Ltd. 4.125% 9/24/25 (c)	682	693
		47,184
Consumer Finance - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	247	244
4.125% 7/3/23	694	689
4.45% 12/16/21	582	590
4.875% 1/16/24	300	307
Capital One Financial Corp. 3.8% 1/31/28	684	657
Discover Financial Services:
3.85% 11/21/22	462	465
3.95% 11/6/24	1,283	1,270
4.1% 2/9/27	748	728
4.5% 1/30/26	938	942
5.2% 4/27/22	42	44
Ford Motor Credit Co. LLC:
5.085% 1/7/21	581	592
5.596% 1/7/22	1,202	1,231
Synchrony Financial:
3% 8/15/19	140	140
3.75% 8/15/21	211	211
3.95% 12/1/27	2,869	2,627
4.25% 8/15/24	213	209
		10,946
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc. 3.9% 4/20/23	172	173
Brixmor Operating Partnership LP:
3.25% 9/15/23	844	819
3.85% 2/1/25	450	440
3.875% 8/15/22	1,324	1,325
4.125% 6/15/26	298	291
Cigna Corp.:
4.125% 11/15/25 (c)	1,429	1,450
4.375% 10/15/28 (c)	1,107	1,122
4.8% 8/15/38 (c)	689	688
4.9% 12/15/48 (c)	689	686
Voya Financial, Inc. 3.125% 7/15/24	427	413
		7,407
Insurance - 0.4%
AIA Group Ltd. 2.25% 3/11/19 (c)	200	200
American International Group, Inc.:
3.3% 3/1/21	346	346
3.75% 7/10/25	1,024	1,007
4.875% 6/1/22	630	660
Aon Corp. 5% 9/30/20	133	136
Liberty Mutual Group, Inc. 4.569% 2/1/29 (c)	421	426
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	788	812
4.75% 3/15/39	362	375
4.8% 7/15/21	233	241
4.9% 3/15/49	720	757
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (c)	629	592
MetLife, Inc. 4.75% 2/8/21	44	45
Metropolitan Life Global Funding I 3% 1/10/23 (c)	223	222
Pacific LifeCorp 5.125% 1/30/43 (c)	941	962
Prudential Financial, Inc. 7.375% 6/15/19	2,734	2,769
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (c)	505	540
TIAA Asset Management Finance LLC 4.125% 11/1/24 (c)	174	180
Unum Group:
3.875% 11/5/25	658	640
4% 3/15/24	600	601
5.625% 9/15/20	270	279
5.75% 8/15/42	758	790
		12,580

TOTAL FINANCIALS		149,074

HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co.:
2.894% 6/6/22	530	524
3.7% 6/6/27	222	215
		739
Health Care Providers & Services - 0.5%
Aetna, Inc. 2.75% 11/15/22	52	51
Cigna Corp. 3.75% 7/15/23 (c)	887	898
CVS Health Corp.:
3.7% 3/9/23	300	302
3.875% 7/20/25	532	531
4.1% 3/25/25	1,886	1,912
4.3% 3/25/28	2,190	2,192
4.78% 3/25/38	1,975	1,921
5.05% 3/25/48	2,933	2,906
Elanco Animal Health, Inc.:
3.912% 8/27/21 (c)	180	181
4.272% 8/28/23 (c)	567	575
4.9% 8/28/28 (c)	239	248
HCA Holdings, Inc.:
4.25% 10/15/19	1,330	1,338
6.5% 2/15/20	2,750	2,832
Medco Health Solutions, Inc. 4.125% 9/15/20	259	263
Toledo Hospital:
5.325% 11/15/28	401	412
6.015% 11/15/48	1,923	2,035
		18,597
Pharmaceuticals - 0.2%
Actavis Funding SCS 3.45% 3/15/22	810	806
Bayer U.S. Finance II LLC 4.25% 12/15/25 (c)	843	843
Mylan NV:
2.5% 6/7/19	198	198
3.15% 6/15/21	734	726
3.95% 6/15/26	362	338
4.55% 4/15/28	711	671
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	1,631	1,594
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	520	494
2.8% 7/21/23	212	192
Zoetis, Inc. 3.25% 2/1/23	138	137
		5,999

TOTAL HEALTH CARE		25,335

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (c)	309	311
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	98	96
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 9/15/23	84	81
3.375% 6/1/21	369	366
3.75% 2/1/22	505	506
3.875% 4/1/21	303	305
3.875% 7/3/23	1,190	1,184
4.25% 2/1/24	1,138	1,144
4.25% 9/15/24	336	336
4.75% 3/1/20	338	343
		4,265

TOTAL INDUSTRIALS		4,672

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (c)	900	946
6.02% 6/15/26 (c)	305	323
		1,269
MATERIALS - 0.1%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	350
4.25% 11/15/20	116	118
		468
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (c)(f)	258	269
6.75% 10/19/75 (c)(f)	641	703
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (c)	253	250
4.5% 8/1/47 (c)	255	255
		1,477

TOTAL MATERIALS		1,945

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	84
4.6% 4/1/22	138	142
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	101
American Tower Corp. 2.8% 6/1/20	500	498
AvalonBay Communities, Inc. 3.625% 10/1/20	160	162
Boston Properties, Inc.:
3.85% 2/1/23	432	439
4.5% 12/1/28	747	775
Camden Property Trust:
2.95% 12/15/22	135	133
4.25% 1/15/24	304	313
Corporate Office Properties LP 5% 7/1/25	2,214	2,269
DDR Corp.:
3.625% 2/1/25	270	260
4.25% 2/1/26	758	749
4.625% 7/15/22	78	80
Duke Realty LP:
3.625% 4/15/23	180	181
3.75% 12/1/24	160	161
3.875% 10/15/22	310	316
Equity One, Inc. 3.75% 11/15/22	400	402
ERP Operating LP:
2.375% 7/1/19	246	246
4.75% 7/15/20	265	270
Government Properties Income Trust 3.75% 8/15/19	1,800	1,803
Hudson Pacific Properties LP 4.65% 4/1/29	278	274
Lexington Corporate Properties Trust 4.4% 6/15/24	1,224	1,221
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	884	889
4.5% 1/15/25	320	318
4.5% 4/1/27	3,808	3,735
4.75% 1/15/28	931	931
4.95% 4/1/24	123	125
5.25% 1/15/26	731	752
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	94
5% 12/15/23	67	67
Store Capital Corp. 4.625% 3/15/29	359	354
Ventas Realty LP:
3.125% 6/15/23	189	186
3.5% 2/1/25	189	186
4% 3/1/28	366	361
4.125% 1/15/26	192	193
4.375% 2/1/45	85	79
Weingarten Realty Investors 3.375% 10/15/22	68	67
WP Carey, Inc. 4% 2/1/25	995	981
		20,197
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	1,332	1,338
3.95% 11/15/27	709	683
4.1% 10/1/24	401	400
4.55% 10/1/29	441	437
Digital Realty Trust LP:
3.4% 10/1/20	639	641
3.95% 7/1/22	411	416
4.75% 10/1/25	459	477
5.25% 3/15/21	201	207
Liberty Property LP:
3.375% 6/15/23	185	183
4.125% 6/15/22	177	181
4.4% 2/15/24	418	432
4.75% 10/1/20	394	402
Mack-Cali Realty LP:
3.15% 5/15/23	426	362
4.5% 4/18/22	108	103
Post Apartment Homes LP 3.375% 12/1/22	70	70
Tanger Properties LP:
3.125% 9/1/26	1,965	1,783
3.75% 12/1/24	300	292
3.875% 12/1/23	160	159
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	1,250	1,281
		9,847

TOTAL REAL ESTATE		30,044

UTILITIES - 0.3%
Electric Utilities - 0.2%
Cleco Corporate Holdings LLC 3.743% 5/1/26	344	328
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128	1,271
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	273	288
6.4% 9/15/20 (c)	850	885
Eversource Energy 2.8% 5/1/23	435	427
FirstEnergy Corp.:
4.25% 3/15/23	1,949	1,996
7.375% 11/15/31	608	783
IPALCO Enterprises, Inc.:
3.45% 7/15/20	944	941
3.7% 9/1/24	326	320
LG&E and KU Energy LLC 3.75% 11/15/20	49	49
NV Energy, Inc. 6.25% 11/15/20	115	121
TECO Finance, Inc. 5.15% 3/15/20	141	144
		7,553
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	125
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	176	175
2.7% 6/15/21	173	170
3.55% 6/15/26	277	266
		611
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 5.103% 9/30/66 (f)(g)	823	757
3 month U.S. LIBOR + 2.825% 5.628% 6/30/66 (f)(g)	26	25
Puget Energy, Inc.:
6% 9/1/21	457	482
6.5% 12/15/20	147	154
Sempra Energy 2.875% 10/1/22	1,154	1,120
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7963% 5/15/67 (f)(g)	21	18
		2,556

TOTAL UTILITIES		10,845

TOTAL NONCONVERTIBLE BONDS
(Cost $340,927)		339,786

U.S. Government and Government Agency Obligations - 10.2%
U.S. Treasury Inflation-Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$5,615	$5,152
1% 2/15/46	1,951	1,897
1.375% 2/15/44	1,814	1,919
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	2,371	2,334
0.625% 1/15/26	11,423	11,376
0.75% 7/15/28	12,921	12,938

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		35,616

U.S. Treasury Obligations - 9.2%
U.S. Treasury Bills, yield at date of purchase 2.35% to 2.4% 3/7/19 to 5/9/19 (h)	3,280	3,272
U.S. Treasury Bonds:
2.75% 11/15/47	3,271	3,058
3% 5/15/45	5,443	5,366
3% 2/15/49 (b)	33,101	32,550
U.S. Treasury Notes:
1.25% 10/31/21	27,019	26,145
1.75% 6/30/22	3,208	3,132
1.875% 3/31/22	48,229	47,353
2% 12/31/21	61,728	60,896
2.125% 12/31/22	36,588	36,065
2.125% 7/31/24	9,110	8,909
2.125% 11/30/24	15,278	14,910
2.25% 12/31/24	21,866	21,475
2.375% 2/29/24	11,230	11,155
2.5% 3/31/23	5,514	5,510
2.5% 1/31/24	1,500	1,498
2.625% 6/30/23	16,798	16,867
2.875% 11/30/25	1,893	1,923
3.125% 11/15/28	17,700	18,304

TOTAL U.S. TREASURY OBLIGATIONS		318,388

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $358,553)		354,004

Asset-Backed Securities - 0.2%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (c)	$663	$659
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (c)	1,214	1,226
Class AA, 2.487% 12/16/41 (c)	261	254
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (c)	1,106	1,105
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 4.7734% 1/25/35	12	12
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (c)	526	518
Class A2II, 4.03% 11/20/47 (c)	894	879
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.3149% 3/25/34 (f)(g)	0	0
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.6688% 11/15/34 (c)(f)(g)	6	6
Class B, 1 month U.S. LIBOR + 0.280% 2.7688% 11/15/34 (c)(f)(g)	2	2
Class C, 1 month U.S. LIBOR + 0.380% 2.8688% 11/15/34 (c)(f)(g)	4	4
Class D, 1 month U.S. LIBOR + 0.750% 3.2388% 11/15/34 (c)(f)(g)	1	1
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (c)	578	587
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.9716% 3/27/42 (f)(g)	43	35
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 0% 4/20/30 (c)(f)(g)(i)	1,129	1,129
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9999% 9/25/35 (f)(g)	44	44
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.7349% 1/25/36 (f)(g)	67	66
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3499% 9/25/34 (f)(g)	1	1
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (c)	1,188	1,195
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 3.355% 4/6/42 (c)(e)(f)(g)	58	40
TOTAL ASSET-BACKED SECURITIES
(Cost $7,629)		7,763

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 3.0499% 1/25/35 (f)(g)	8	8
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.68% 2/25/37 (f)(g)	6	6
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.7799% 7/25/35 (f)(g)	8	8
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (f)(g)	1	1

TOTAL PRIVATE SPONSOR		23

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (j)	334	330
Series 2015-H21 Class JA, 2.5% 6/20/65 (j)	301	299

TOTAL U.S. GOVERNMENT AGENCY		629

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $650)		652

Commercial Mortgage Securities - 0.5%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8356% 2/14/43 (f)(k)	1	0
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	2,005	2,109
BX Trust floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.1138% 9/15/37 (c)(f)(g)	350	350
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.2888% 11/15/35 (c)(f)(g)	553	554
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (c)	446	449
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	646	688
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (c)	717	743
Class B, 4.5349% 4/15/36 (c)	129	134
Class C, 4.6278% 4/15/36 (c)	148	152
Class D, 4.6278% 4/15/36 (c)	296	297
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	531	564
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (c)(f)	1,510	1,503
Class CFX, 3.3822% 12/15/34 (c)(f)	433	430
Class DFX, 3.3822% 12/15/34 (c)(f)	367	364
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (c)	126	131
Class DFX, 5.3503% 7/5/33 (c)	194	202
Class EFX, 5.5422% 7/5/33 (c)	266	276
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.7388% 8/15/33 (c)(f)(g)	773	768
Class C, 1 month U.S. LIBOR + 1.500% 3.9888% 8/15/33 (c)(f)(g)	1,861	1,852
Series 2018-H4 Class A4, 4.31% 12/15/51	2,023	2,134
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (c)(f)	543	531
Class B, 4.181% 11/15/34 (c)	229	225
Class C, 5.205% 11/15/34 (c)	161	160
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	637	741
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	1,518	1,600
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $16,786)		16,957

Municipal Securities - 0.4%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	70	99
7.5% 4/1/34	465	655
Series 2010, 7.625% 3/1/40	1,640	2,403
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	55	56
Series 2010 C1, 7.781% 1/1/35	735	810
Series 2012 B, 5.432% 1/1/42	105	93
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	610	616
5.1% 6/1/33	3,210	3,045
Series 2010-1, 6.63% 2/1/35	1,325	1,413
Series 2010-3:
5.547% 4/1/19	10	10
6.725% 4/1/35	1,350	1,426
7.35% 7/1/35	565	627
Series 2010-5, 6.2% 7/1/21	168	173
Series 2011, 5.877% 3/1/19	1,320	1,320
TOTAL MUNICIPAL SECURITIES
(Cost $12,714)		12,746

Bank Notes - 0.2%
Capital One NA 2.95% 7/23/21	541	536
Discover Bank:
(Delaware) 3.2% 8/9/21	685	683
3.1% 6/4/20	782	781
3.35% 2/6/23	490	484
4.682% 8/9/28 (f)	1,494	1,489
KeyBank NA 2.25% 3/16/20	1,500	1,491
PNC Bank NA 2.3% 6/1/20	300	298
RBS Citizens NA 2.5% 3/14/19	404	404
Synchrony Bank 3.65% 5/24/21	789	792
TOTAL BANK NOTES
(Cost $6,985)		6,958
	Shares	Value (000s)

Fixed-Income Funds - 9.7%
Fidelity High Income Central Fund 2 (l)	671,507	$73,825
Fidelity Mortgage Backed Securities Central Fund (l)	2,475,334	262,831
TOTAL FIXED-INCOME FUNDS
(Cost $334,388)		336,656

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 2.44% (m)	160,201,481	160,234
Fidelity Securities Lending Cash Central Fund 2.45% (m)(n)	17,346,256	17,348
TOTAL MONEY MARKET FUNDS
(Cost $177,571)		177,582
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 0.6%
Investments in repurchase agreements in a joint trading account at 2.59%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Government Obligations) # (o)
(Cost $19,106)	19,107	19,106
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $3,116,267)		3,514,514
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(40,232)
NET ASSETS - 100%		$3,474,282

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	306	March 2019	$42,606	$3,503	$3,503

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,997,000 or 1.5% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,936,000 or 0.1% of net assets.

 (e) Level 3 security

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,939,000.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

 (o) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$2,602

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,533
Fidelity High Income Central Fund 2	2,853
Fidelity Mortgage Backed Securities Central Fund	3,983
Fidelity Securities Lending Cash Central Fund	57
Total	$8,426

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$72,460	$2,854	$--	$--	$(1,489)	$73,825	8.2%
Fidelity Mortgage Backed Securities Central Fund	235,107	25,483	--	--	2,241	262,831	3.0%
Total	$307,567	$28,337	$--	$--	$752	$336,656

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$234,147	$232,704	$1,443	$--
Consumer Discretionary	231,627	225,088	6,539	--
Consumer Staples	138,722	136,317	2,405	--
Energy	116,238	116,238	--	--
Financials	305,794	305,262	532	--
Health Care	338,529	319,975	18,554	--
Industrials	245,287	232,087	13,200	--
Information Technology	439,889	439,889	--	--
Materials	62,307	62,307	--	--
Real Estate	63,150	60,214	--	2,936
Utilities	66,614	66,614	--	--
Corporate Bonds	339,786	--	339,786	--
U.S. Government and Government Agency Obligations	354,004	--	354,004	--
Asset-Backed Securities	7,763	--	7,723	40
Collateralized Mortgage Obligations	652	--	652	--
Commercial Mortgage Securities	16,957	--	16,957	--
Municipal Securities	12,746	--	12,746	--
Bank Notes	6,958	--	6,958	--
Fixed-Income Funds	336,656	336,656	--	--
Money Market Funds	177,582	177,582	--	--
Repurchase Agreements	19,106	--	19,106	--
Total Investments in Securities:	$3,514,514	$2,710,933	$800,605	$2,976
Derivative Instruments:
Assets
Futures Contracts	$3,503	$3,503	$--	$--
Total Assets	$3,503	$3,503	$--	$--
Total Derivative Instruments:	$3,503	$3,503	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$3,503	$0
Total Equity Risk	3,503	0
Total Value of Derivatives	$3,503	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$19,106,000 due 3/01/19 at 2.59%
J.P. Morgan Securities, Inc.	$3,822
Merrill Lynch, Pierce, Penner & Smith, Inc.	15,284
$19,106

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	18.8%
AAA,AA,A	3.0%
BBB	6.6%
BB	2.3%
B	0.9%
CCC,CC,C	0.4%
Not Rated	0.1%
Equities	64.5%
Short-Term Investments and Net Other Assets	3.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,805 and repurchase agreements of $19,106) — See accompanying schedule: Unaffiliated issuers (cost $2,604,308)	$3,000,276
Fidelity Central Funds (cost $511,959)	514,238
Total Investment in Securities (cost $3,116,267)		$3,514,514
Receivable for investments sold		17,068
Receivable for fund shares sold		4,675
Dividends receivable		4,079
Interest receivable		5,657
Distributions receivable from Fidelity Central Funds		341
Prepaid expenses		3
Other receivables		42
Total assets		3,546,379
Liabilities
Payable to custodian bank	$786
Payable for investments purchased
Regular delivery	28,507
Delayed delivery	1,129
Payable for fund shares redeemed	2,114
Accrued management fee	1,116
Distribution and service plan fees payable	1,157
Payable for daily variation margin on futures contracts	159
Other affiliated payables	564
Other payables and accrued expenses	111
Collateral on securities loaned	36,454
Total liabilities		72,097
Net Assets		$3,474,282
Net Assets consist of:
Paid in capital		$3,107,563
Total distributable earnings (loss)		366,719
Net Assets		$3,474,282
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($698,227 ÷ 34,506 shares)		$20.23
Maximum offering price per share (100/94.25 of $20.23)		$21.46
Class M:
Net Asset Value and redemption price per share ($1,209,147 ÷ 59,042 shares)		$20.48
Maximum offering price per share (100/96.50 of $20.48)		$21.22
Class C:
Net Asset Value and offering price per share ($624,084 ÷ 31,092 shares)(a)		$20.07
Class I:
Net Asset Value, offering price and redemption price per share ($690,012 ÷ 33,402 shares)		$20.66
Class Z:
Net Asset Value, offering price and redemption price per share ($252,812 ÷ 12,236 shares)		$20.66

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2019 (Unaudited)
Investment Income
Dividends		$18,745
Interest		11,337
Income from Fidelity Central Funds		7,788
Total income		37,870
Expenses
Management fee	$6,456
Transfer agent fees	2,768
Distribution and service plan fees	6,781
Accounting and security lending fees	621
Custodian fees and expenses	42
Independent trustees' fees and expenses	10
Registration fees	89
Audit	55
Legal	10
Miscellaneous	10
Total expenses before reductions	16,842
Expense reductions	(43)
Total expenses after reductions		16,799
Net investment income (loss)		21,071
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,883)
Fidelity Central Funds	(2)
Foreign currency transactions	2
Futures contracts	(3,920)
Capital gain distributions from Fidelity Central Funds	638
Total net realized gain (loss)		(5,165)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $3)	(115,935)
Fidelity Central Funds	755
Assets and liabilities in foreign currencies	(1)
Futures contracts	715
Total change in net unrealized appreciation (depreciation)		(114,466)
Net gain (loss)		(119,631)
Net increase (decrease) in net assets resulting from operations		$(98,560)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,071	$30,562
Net realized gain (loss)	(5,165)	209,928
Change in net unrealized appreciation (depreciation)	(114,466)	102,559
Net increase (decrease) in net assets resulting from operations	(98,560)	343,049
Distributions to shareholders	(203,815)	–
Distributions to shareholders from net investment income	–	(28,803)
Distributions to shareholders from net realized gain	–	(143,133)
Total distributions	(203,815)	(171,936)
Share transactions - net increase (decrease)	374,152	505,527
Total increase (decrease) in net assets	71,777	676,640
Net Assets
Beginning of period	3,402,505	2,725,865
End of period	$3,474,282	$3,402,505
Other Information
Undistributed net investment income end of period		$7,726

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Balanced Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.22	$21.09	$19.18	$18.76	$20.10	$17.84
Income from Investment Operations
Net investment income (loss)A	.14	.25	.26	.23	.22	.23
Net realized and unrealized gain (loss)	(.81)	2.22	1.98	1.13	(.15)	3.03
Total from investment operations	(.67)	2.47	2.24	1.36	.07	3.26
Distributions from net investment income	(.14)	(.25)	(.25)	(.22)	(.19)	(.23)
Distributions from net realized gain	(1.18)	(1.09)	(.09)	(.72)	(1.21)	(.77)
Total distributions	(1.32)	(1.34)	(.33)B	(.94)	(1.41)C	(1.00)
Net asset value, end of period	$20.23	$22.22	$21.09	$19.18	$18.76	$20.10
Total ReturnD,E,F	(2.91)%	12.26%	11.84%	7.59%	.51%	18.93%
Ratios to Average Net AssetsG,H
Expenses before reductions	.87%I	.87%	.89%	.90%	.90%	.92%
Expenses net of fee waivers, if any	.87%I	.87%	.89%	.89%	.90%	.92%
Expenses net of all reductions	.87%I	.86%	.88%	.89%	.90%	.92%
Net investment income (loss)	1.42%I	1.18%	1.28%	1.27%	1.13%	1.22%
Supplemental Data
Net assets, end of period (in millions)	$698	$681	$593	$531	$451	$366
Portfolio turnover rateJ	62%I	62%K	86%	63%	117%	79%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.33 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.085 per share.

 C Total distributions of $1.41 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.212 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.47	$21.31	$19.37	$18.94	$20.28	$17.99
Income from Investment Operations
Net investment income (loss)A	.12	.20	.21	.19	.18	.19
Net realized and unrealized gain (loss)	(.82)	2.24	2.01	1.14	(.16)	3.05
Total from investment operations	(.70)	2.44	2.22	1.33	.02	3.24
Distributions from net investment income	(.12)	(.19)	(.20)	(.18)	(.14)	(.19)
Distributions from net realized gain	(1.18)	(1.09)	(.09)	(.72)	(1.21)	(.77)
Total distributions	(1.29)B	(1.28)	(.28)C	(.90)	(1.36)D	(.95)E
Net asset value, end of period	$20.48	$22.47	$21.31	$19.37	$18.94	$20.28
Total ReturnF,G,H	(3.00)%	11.99%	11.59%	7.31%	.25%	18.66%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.11%K	1.12%	1.13%	1.14%	1.14%	1.15%
Expenses net of fee waivers, if any	1.11%K	1.11%	1.13%	1.14%	1.14%	1.15%
Expenses net of all reductions	1.11%K	1.11%	1.13%	1.13%	1.14%	1.15%
Net investment income (loss)	1.18%K	.94%	1.04%	1.03%	.89%	.99%
Supplemental Data
Net assets, end of period (in millions)	$1,209	$1,257	$1,163	$1,075	$988	$960
Portfolio turnover rateL	62%K	62%M	86%	63%	117%	79%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.29 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $1.177 per share.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.085 per share.

 D Total distributions of $1.36 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $1.212 per share.

 E Total distributions of $.95 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.768 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.05	$20.93	$19.04	$18.64	$19.99	$17.76
Income from Investment Operations
Net investment income (loss)A	.07	.09	.10	.09	.07	.09
Net realized and unrealized gain (loss)	(.81)	2.20	1.98	1.13	(.15)	3.01
Total from investment operations	(.74)	2.29	2.08	1.22	(.08)	3.10
Distributions from net investment income	(.07)	(.08)	(.10)	(.10)	(.06)	(.10)
Distributions from net realized gain	(1.18)	(1.09)	(.09)	(.72)	(1.21)	(.77)
Total distributions	(1.24)B	(1.17)	(.19)	(.82)	(1.27)	(.87)
Net asset value, end of period	$20.07	$22.05	$20.93	$19.04	$18.64	$19.99
Total ReturnC,D,E	(3.26)%	11.41%	10.99%	6.79%	(.25)%	18.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.62%H	1.62%	1.64%	1.65%	1.66%	1.68%
Expenses net of fee waivers, if any	1.62%H	1.62%	1.64%	1.65%	1.66%	1.68%
Expenses net of all reductions	1.62%H	1.62%	1.64%	1.64%	1.66%	1.68%
Net investment income (loss)	.67%H	.43%	.53%	.52%	.37%	.46%
Supplemental Data
Net assets, end of period (in millions)	$624	$620	$479	$411	$282	$160
Portfolio turnover rateI	62%H	62%J	86%	63%	117%	79%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.24 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $1.177 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.66	$21.48	$19.53	$19.07	$20.42	$18.11
Income from Investment Operations
Net investment income (loss)A	.17	.31	.31	.28	.27	.29
Net realized and unrealized gain (loss)	(.82)	2.26	2.02	1.17	(.16)	3.06
Total from investment operations	(.65)	2.57	2.33	1.45	.11	3.35
Distributions from net investment income	(.17)	(.30)	(.30)	(.26)	(.25)	(.28)
Distributions from net realized gain	(1.18)	(1.09)	(.09)	(.72)	(1.21)	(.77)
Total distributions	(1.35)	(1.39)	(.38)B	(.99)C	(1.46)	(1.04)D
Net asset value, end of period	$20.66	$22.66	$21.48	$19.53	$19.07	$20.42
Total ReturnE,F	(2.76)%	12.56%	12.12%	7.93%	.72%	19.21%
Ratios to Average Net AssetsG,H
Expenses before reductions	.61%I	.61%	.63%	.64%	.65%	.66%
Expenses net of fee waivers, if any	.61%I	.61%	.63%	.64%	.64%	.66%
Expenses net of all reductions	.61%I	.61%	.62%	.64%	.64%	.66%
Net investment income (loss)	1.68%I	1.44%	1.54%	1.52%	1.39%	1.48%
Supplemental Data
Net assets, end of period (in millions)	$690	$621	$422	$284	$242	$124
Portfolio turnover rateJ	62%I	62%K	86%	63%	117%	79%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.299 and distributions from net realized gain of $.085 per share.

 C Total distributions of $.99 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.722 per share.

 D Total distributions of $1.04 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.768 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class Z

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.66	$21.48	$19.53	$19.07	$20.42	$18.11
Income from Investment Operations
Net investment income (loss)A	.18	.34	.34	.31	.30	.32
Net realized and unrealized gain (loss)	(.82)	2.26	2.02	1.16	(.17)	3.06
Total from investment operations	(.64)	2.60	2.36	1.47	.13	3.38
Distributions from net investment income	(.18)	(.33)	(.33)	(.29)	(.27)	(.31)
Distributions from net realized gain	(1.18)	(1.09)	(.09)	(.72)	(1.21)	(.77)
Total distributions	(1.36)	(1.42)	(.41)B	(1.01)	(1.48)	(1.07)C
Net asset value, end of period	$20.66	$22.66	$21.48	$19.53	$19.07	$20.42
Total ReturnD,E	(2.71)%	12.70%	12.26%	8.08%	.85%	19.40%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.49%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.49%H	.49%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.48%H	.48%	.49%	.50%	.50%	.51%
Net investment income (loss)	1.80%H	1.56%	1.67%	1.66%	1.53%	1.62%
Supplemental Data
Net assets, end of period (in millions)	$253	$224	$68	$39	$36	$27
Portfolio turnover rateI	62%H	62%J	86%	63%	117%	79%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.41 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $.085 per share.

 C Total distributions of $1.07 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.768 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Options	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $16 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, short-term gain distributions from the Underlying Funds, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$492,645
Gross unrealized depreciation	(107,518)
Net unrealized appreciation (depreciation)	$385,127
Tax cost	$3,132,890

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,040,141 and $774,703, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .39% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$829	$35
Class M	.25%	.25%	2,962	24
Class C	.75%	.25%	2,990	709
			$6,781	$769

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$239
Class C(a)	45
$284

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$589.18
Class M	1,030.17
Class C	545.18
Class I	552.17
Class Z	52.05
	$2,768

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $22 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2.

Prior Fiscal Year Exchanges In-Kind. During the prior period, the Fund completed an exchange in-kind with Fidelity Mortgage Backed Securities Central Fund. The Fund delivered investments, including accrued interest valued at $8,230, (which included $62 of unrealized depreciation), in exchange for 76 shares of Fidelity Mortgage Backed Securities Central Fund. The Fund generally did not recognize gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $471. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $1. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $57 (including $3 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $28 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $13.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2019	Year ended August 31, 2018
Distributions to shareholders
Class A	$41,390	$–
Class M	72,819	–
Class C	35,775	–
Class I	39,853	–
Class Z	13,978	–
Total	$203,815	$–
From net investment income
Class A	$–	$7,214
Class M	–	10,762
Class C	–	2,057
Class I	–	6,821
Class Z	–	1,949
Total	$–	$28,803
From net realized gain
Class A	$–	$30,926
Class M	–	60,055
Class C	–	25,669
Class I	–	22,386
Class Z	–	4,097
Total	$–	$143,133

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2019	Year ended August 31, 2018	Six months ended February 28, 2019	Year ended August 31, 2018
Class A
Shares sold	6,156	7,782	$123,204	$165,588
Reinvestment of distributions	1,992	1,784	39,917	37,022
Shares redeemed	(4,282)	(7,063)	(85,575)	(150,059)
Net increase (decrease)	3,866	2,503	$77,546	$52,551
Class M
Shares sold	5,515	9,498	$111,583	$203,895
Reinvestment of distributions	3,522	3,308	71,445	69,408
Shares redeemed	(5,945)	(11,429)	(120,165)	(245,249)
Net increase (decrease)	3,092	1,377	$62,863	$28,054
Class C
Shares sold	5,399	8,612	$107,193	$181,992
Reinvestment of distributions	1,728	1,280	34,413	26,378
Shares redeemed	(4,133)	(4,664)	(81,244)	(98,489)
Net increase (decrease)	2,994	5,228	$60,362	$109,881
Class I
Shares sold	10,745	13,315	$219,120	$289,401
Reinvestment of distributions	1,658	1,171	33,874	24,774
Shares redeemed	(6,395)	(6,741)	(127,450)	(146,126)
Net increase (decrease)	6,008	7,745	$125,544	$168,049
Class Z
Shares sold	2,965	7,536	$59,830	$165,591
Reinvestment of distributions	650	276	13,271	5,845
Shares redeemed	(1,256)	(1,123)	(25,264)	(24,444)
Net increase (decrease)	2,359	6,689	$47,837	$146,992

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Class A	.87%
Actual		$1,000.00	$970.90	$4.25
Hypothetical-C		$1,000.00	$1,020.48	$4.36
Class M	1.11%
Actual		$1,000.00	$970.00	$5.42
Hypothetical-C		$1,000.00	$1,019.29	$5.56
Class C	1.62%
Actual		$1,000.00	$967.40	$7.90
Hypothetical-C		$1,000.00	$1,016.76	$8.10
Class I	.61%
Actual		$1,000.00	$972.40	$2.98
Hypothetical-C		$1,000.00	$1,021.77	$3.06
Class Z	.49%
Actual		$1,000.00	$972.90	$2.40
Hypothetical-C		$1,000.00	$1,022.36	$2.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The fund had portfolio manager changes July 2015, October 2015, October 2016, August 2018, and November 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Balanced Fund

2018 Total Return % vs. Lipper Balanced Funds and 60 S&P 500/40 BBgBarc Ag:
75% beaten
25% beaten
Benchmark
Class I
Class C
12.00
10.00
8.00
6.00
4.00
10.52
9.43
8.34
7.82
4.79
1 Year
30.0
25.0
20.0
15.0
10.0
26.2
25.6
22.5
20.3
14.5
3 Year
70.0
60.0
50.0
40.0
30.0
60.3
53.6
52.4
45.6
32.4
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	96%	93%	97%
Class C	92%	85%	92%
Class I	96%	94%	98%
Class M	94%	91%	96%
Class Z	96%	96%	-

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Balanced Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and Class Z ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AIG-SANN-0419
1.703549.121

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 24, 2019